Unaudited Quarterly Data	12 Months Ended
Dec. 31, 2013
Unaudited Quarterly Data [Abstract]
Unaudited Quarterly Data
(28) Unaudited Quarterly Data

Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2013	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenue	76,577	12,330	77,401	12,611	75,890	12,400	75,082	12,403	304,950	50,374
Gross profit	(1,191)	(191)	(2,307)	(376)	(9,857)	(1,611)	(2,070)	(342)	(15,425)	(2,548)
Net income	(18,076)	(2,909)	(18,190)	(2,964)	(23,203)	(3,792)	499	82	(58,971)	(9,741)
Basic and diluted earnings per share	(1.38)	(0.22)	(1.39)	(0.23)	(1.78)	(0.29)	0.04	0.01	(4.51)	(0.74)